Other payables (Tables)	9 Months Ended
Sep. 30, 2024
Other Payables [Abstract]
Schedule of other current payables	Current other payables

	September 30, 2024	December 31, 2023
	£’000	£’000
Accruals	28,233	16,238
Other payables	1,946	2,087
Other taxation and social security	4,869	5,897
Corporation tax	115	111
	35,163	24,333